Financial Risk Management Objectives and Policies - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Other payables and accruals	$ 99,168	$ 70,854
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade and notes payables	5,238	9,586
Other payables and accruals	85,559	64,221
Lease liabilities	3,563	6,887
Financial liabilities	94,360	80,694
Less than 1 years | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade and notes payables	5,238	9,586
Other payables and accruals	85,559	64,221
Lease liabilities	1,464	1,027
Financial liabilities	92,261	74,834
Over 1 years | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Lease liabilities	2,099	5,860
Financial liabilities	$ 2,099	$ 5,860